Note 12 - Trade and Other Receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [line items]
Trade receivables	$ 98,003	$ 77,059
Allowance for expected credit losses	(5,180)	(7,677)
Trade receivables net of loss allowance	92,823	69,382
Value added tax	3,275	5,781
Receivable due from Kunlun		1,300
Other	1,284	678
Total other current receivables	4,560	7,760
Third party receivables [member]
Trade and other receivables [line items]
Trade receivables	97,290	76,468
Other related parties [member]
Trade and other receivables [line items]
Trade receivables	$ 713	$ 591